JPMorgan SmartRetirement® 2045 Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 74.2%
Fixed Income — 8.1%
JPMorgan Core Bond Fund Class R6 Shares (a)	4,884	50,696
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	20,841	152,345
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1,805	10,670
JPMorgan High Yield Fund Class R6 Shares (a)	3,238	20,106
Total Fixed Income		233,817
International Equity — 12.4%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,009	29,787
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,640	86,920
JPMorgan International Equity Fund Class R6 Shares (a)	13,624	243,588
Total International Equity		360,295
U.S. Equity — 53.7%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	13,836	380,502
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	773	39,961
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,098	19,999
JPMorgan Small Cap Value Fund Class R6 Shares (a)	830	19,967
JPMorgan U.S. Equity Fund Class R6 Shares (a)	19,408	357,487
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	11,371	357,520
JPMorgan Value Advantage Fund Class R6 Shares (a)	11,074	378,415
Total U.S. Equity		1,553,851
Total Investment Companies (Cost $1,795,309)		2,147,963
Exchange-Traded Funds — 24.0%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	163	13,491
JPMorgan Realty Income ETF (a)	956	40,397
Total Alternative Assets		53,888
Fixed Income — 0.7%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	449	20,176
International Equity — 18.2%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,055	74,493
JPMorgan International Research Enhanced Equity ETF (a)	8,224	452,896
Total International Equity		527,389
U.S. Equity — 3.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,239	93,461
Total Exchange-Traded Funds (Cost $685,141)		694,914
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.1%
U.S. Treasury Notes 0.88%, 1/31/2024 (b) (Cost $4,140)	4,267	4,132

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (c) (Cost $53,177)	53,177	53,177
Total Investments — 100.1% (Cost $2,537,767)		2,900,186
Liabilities in Excess of Other Assets — (0.1)%		(4,142)
NET ASSETS — 100.0%		2,896,044

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	144	06/16/2023	USD	7,168	234
Short Contracts
EURO STOXX 50 Index	(158)	06/16/2023	EUR	(7,315)	(221)
MSCI EAFE E-Mini Index	(206)	06/16/2023	USD	(21,591)	(710)
S&P 500 E-Mini Index	(105)	06/16/2023	USD	(21,713)	(945)
					(1,876)
					(1,642)

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$694,914	$—	$—	$694,914
Investment Companies	2,147,963	—	—	2,147,963

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$4,132	$—	$4,132
Short-Term Investments
Investment Companies	53,177	—	—	53,177
Total Investments in Securities	$2,896,054	$4,132	$—	$2,900,186
Appreciation in Other Financial Instruments
Futures Contracts	$234	$—	$—	$234
Depreciation in Other Financial Instruments
Futures Contracts	(1,876)	—	—	(1,876)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,642)	$—	$—	$(1,642)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$105,515	$13,625	$45,005	$(7,205)	$7,563	$74,493	2,055	$2,526	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	26,224	2,263	14,563	618	(1,051)	13,491	163	456	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	85,138	15,479	13,317	(2,166)	8,327	93,461	1,239	1,019	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	16,618	5,863	2,681	(495)	871	20,176	449	748	—
JPMorgan Core Bond Fund Class R6 Shares (a)	46,524	10,986	5,915	(755)	(144)	50,696	4,884	1,104	3
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	139,406	33,282	17,754	(3,255)	666	152,345	20,841	3,874	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	13,732	658	4,085	(862)	1,227	10,670	1,805	658	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	57,251	16,300	46,889	(3,865)	6,990	29,787	1,009	355	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	118,168	18,660	49,523	(2,735)	2,350	86,920	5,640	2,745	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	393,351	29,388	82,017	(33,404)	73,184	380,502	13,836	—	1,430
JPMorgan High Yield Fund Class R6 Shares (a)	16,614	6,390	2,927	(244)	273	20,106	3,238	850	—
JPMorgan International Equity Fund Class R6 Shares (a)	288,166	7,705	84,683	(16,717)	49,117	243,588	13,624	7,705	—
JPMorgan International Research Enhanced Equity ETF (a)	423,671	59,930	85,482	(7,093)	61,870	452,896	8,224	10,513	—
JPMorgan Realty Income ETF (a)	77,251	1,557	30,473	(3,903)	(4,035)	40,397	956	1,182	5,452
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	36,118	9,868	4,622	(710)	(693)	39,961	773	144	3,725
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	17,367	3,644	1,799	(1,055)	1,842	19,999	1,098	—	65
JPMorgan Small Cap Value Fund Class R6 Shares (a)	17,816	5,521	2,431	(90)	(849)	19,967	830	196	1,292
JPMorgan U.S. Equity Fund Class R6 Shares (a)	368,928	46,726	73,146	(8,476)	23,455	357,487	19,408	3,728	13,781

JPMorgan SmartRetirement® 2045 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	$67,003	$430,053	$443,879	$—	$—	$53,177	53,177	$1,486	$—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	377,993	15,250	62,129	(13,527)	39,933	357,520	11,371	3,955	5,579
JPMorgan Value Advantage Fund Class R6 Shares (a)	389,483	79,043	67,671	(1,132)	(21,308)	378,415	11,074	7,273	29,899
Total	$3,082,337	$812,191	$1,140,991	$(107,071)	$249,588	$2,896,054		$50,517	$61,226

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
*	Non-income producing security.